Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Income Statement Disclosures) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Commissions and fees	$ 885			$ 837						$ 1,931	$ 1,842	$ 3,458	$ 3,414	$ 3,293
Investment income	3			5						7	10	18	31	38
Other Income	2			0						3	3	4	2	1
Total Revenues	890	871	754	842	1,013	819	760	861	1,007	1,941	1,855	3,480	3,447	3,332
EXPENSES
Salaries and benefits	(529)			(500)						(1,097)	(1,006)	(2,475)	(2,087)	(1,868)
Other operating expenses	(155)			(129)						(311)	(285)	(581)	(656)	(564)
Depreciation expense	(21)			(19)						(47)	(38)	(79)	(74)	(63)
Amortization of intangible assets	(14)			(15)						(28)	(30)	(59)	(68)	(82)
Goodwill impairment charge		(492)										(492)	0	0
Net (loss) gain on disposal of operations	0			0						0	0	(3)	4	(2)
Total expenses	(719)	(1,646)	(684)	(663)	(696)	(738)	(670)	(705)	(768)	(1,483)	(1,359)	(3,689)	(2,881)	(2,579)
OPERATING (LOSS) INCOME	171			179						458	496	(209)	566	753
Investment income from Group undertakings	0			0						0	0	0	0	0
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs												0	(171)	0
Interest expense	(32)			(33)						(63)	(65)	(128)	(156)	(166)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	139			146						395	431	(337)	239	587
Income taxes	(29)			(36)						(77)	(104)	(101)	(32)	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	110			110						318	327	(438)	207	447
Interest in earnings of associates, net of tax	(3)			(1)						12	14	5	12	23
EQUITY ACCOUNT FOR SUBSIDIARIES	0			0						0	0	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS	107			109						330	341	(433)	219	470
Discontinued operations, net of tax	0			1						0	1	0	1	0
NET INCOME (LOSS)	107	(801)	26	110	232	29	60	89	42	330	342	(433)	220	470
Less: net income attributable to noncontrolling interests	(2)			(2)						(6)	(9)	(13)	(16)	(15)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	105	(805)	26	108	225	25	60	85	34	324	333	(446)	204	455
Willis Group Holdings
REVENUES
Commissions and fees	0			0						0	0	0	0	0
Investment income	0			0						0	0	0	0	0
Other Income	0			0						0	0	0	0	0
Total Revenues	0			0						0	0	0	0	0
EXPENSES
Salaries and benefits	(1)			0						(1)	(1)	(2)	(3)	0
Other operating expenses	(1)			(10)						(5)	(7)	(4)	(17)	335
Depreciation expense	0			0						0	0	0	0	0
Amortization of intangible assets	0			0						0	0	0	0	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	0			0						0	0	0	0	(347)
Total expenses	(2)			(10)						(6)	(8)	(6)	(20)	(12)
OPERATING (LOSS) INCOME	(2)			(10)						(6)	(8)	(6)	(20)	(12)
Investment income from Group undertakings	0			0						0	0	6	35	0
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													0
Interest expense	(10)			(10)						(21)	(21)	(43)	(34)	0
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	(12)			(20)						(27)	(29)	(43)	(19)	(12)
Income taxes	0			5						0	7	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)			(15)						(27)	(22)	(43)	(19)	(12)
Interest in earnings of associates, net of tax	0			0						0	0	0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES	117			123						351	355	(403)	223	467
(LOSS) INCOME FROM CONTINUING OPERATIONS	105			108							333	(446)	204	455
Discontinued operations, net of tax				0							0	0	0	0
NET INCOME (LOSS)	105			108						324	333	(446)	204	455
Less: net income attributable to noncontrolling interests	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	105			108						324	333	(446)	204	455
The Other Guarantors
REVENUES
Commissions and fees	0			0						0	0	0	0	0
Investment income	3			3						6	6	11	11	10
Other Income	0			0						0	0	0	0	0
Total Revenues	3			3						6	6	11	11	10
EXPENSES
Salaries and benefits	0			0						0	0	0	0	0
Other operating expenses	(26)			(2)						(31)	1	(82)	32	(10)
Depreciation expense	(1)			(1)						(1)	(1)	(1)	0	0
Amortization of intangible assets	0			0						0	0	0	0	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	0			0						0	0	0	0	0
Total expenses	(27)			(3)						(32)	0	(83)	32	(10)
OPERATING (LOSS) INCOME	(24)			0						(26)	6	(72)	43	0
Investment income from Group undertakings	88			93						172	186	1,078	406	1,683
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													(171)
Interest expense	(50)			(64)						(99)	(127)	(239)	(251)	(423)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	14			29						47	65	767	27	1,260
Income taxes	5			1						6	3	28	56	16
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	19			30						53	68	795	83	1,276
Interest in earnings of associates, net of tax	0			0						0	0	0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES	93			92						295	285	(1,184)	91	(823)
(LOSS) INCOME FROM CONTINUING OPERATIONS				122							353	(389)	174	453
Discontinued operations, net of tax				0							0	0	0	0
NET INCOME (LOSS)	112			122						348	353	(389)	174	453
Less: net income attributable to noncontrolling interests	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	112			122						348	353	(389)	174	453
The Issuer
REVENUES
Commissions and fees	0			0						0	0	0	0	0
Investment income	0			0						0	0	1	2	2
Other Income	0			0						0	0	0	0	0
Total Revenues	0			0						0	0	1	2	2
EXPENSES
Salaries and benefits	(22)			(6)						(45)	(22)	(96)	(69)	(65)
Other operating expenses	(42)			(33)						(85)	(55)	(79)	(98)	(45)
Depreciation expense	(7)			(4)						(11)	(7)	(15)	(14)	(9)
Amortization of intangible assets	0			0						0	0	0	0	0
Goodwill impairment charge
Net (loss) gain on disposal of operations	0			0						0	0	0	0	0
Total expenses	(71)			(43)						(141)	(84)	(190)	(181)	(119)
OPERATING (LOSS) INCOME	(71)			(43)						(141)	(84)	(189)	(179)	(117)
Investment income from Group undertakings	73			66						135	130	254	341	356
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													0
Interest expense	(36)			(37)						(66)	(74)	(155)	(159)	(157)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	(34)			(14)						(72)	(28)	(90)	3	82
Income taxes	0			5						0	10	34	27	29
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(34)			(9)						(72)	(18)	(56)	30	111
Interest in earnings of associates, net of tax	0			0						0	0	0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES	48			18						122	53	(172)	(66)	(76)
(LOSS) INCOME FROM CONTINUING OPERATIONS				9							35	(228)	(36)	35
Discontinued operations, net of tax				0							0	0	0	0
NET INCOME (LOSS)	14			9						50	35	(228)	(36)	35
Less: net income attributable to noncontrolling interests	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	14			9						50	35	(228)	(36)	35
Other
REVENUES
Commissions and fees	885			837						1,931	1,842	3,458	3,414	3,293
Investment income	3			5						7	10	17	29	36
Other Income	2			0						(183)	96	97	24	1
Total Revenues	890			842						1,755	1,948	3,572	3,467	3,330
EXPENSES
Salaries and benefits	(506)			(494)						(1,051)	(983)	(2,377)	(2,015)	(1,818)
Other operating expenses	(142)			(87)						(246)	(228)	(419)	(571)	(825)
Depreciation expense	(13)			(14)						(35)	(30)	(63)	(60)	(54)
Amortization of intangible assets	(16)			(19)						(32)	(36)	(71)	(74)	(82)
Goodwill impairment charge												(492)
Net (loss) gain on disposal of operations	3			(7)						3	(23)	(28)	7	350
Total expenses	(674)			(621)						(1,361)	(1,300)	(3,450)	(2,713)	(2,429)
OPERATING (LOSS) INCOME	216			221						394	648	122	754	901
Investment income from Group undertakings	5			19						48	14	220	(157)	952
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													0
Interest expense	(88)			(73)						(173)	(142)	(277)	(332)	(374)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	133			167						269	520	65	265	1,479
Income taxes	(40)			(41)						(87)	(117)	(166)	(117)	(186)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	93			126						182	403	(101)	148	1,293
Interest in earnings of associates, net of tax	(5)			(3)						8	10	(4)	4	16
EQUITY ACCOUNT FOR SUBSIDIARIES	0			0						0	0	0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS	88			123							413	(105)	152	1,309
Discontinued operations, net of tax				1							1	0	1	0
NET INCOME (LOSS)	88			124						190	414	(105)	153	1,309
Less: net income attributable to noncontrolling interests	(2)			(2)						(6)	(9)	(13)	(16)	(15)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	86			122						184	405	(118)	137	1,294
Consolidating adjustments
REVENUES
Commissions and fees	0			0						0	0	0	0	0
Investment income	(3)			(3)						(6)	(6)	(11)	(11)	(10)
Other Income	0			0						186	(93)	(93)	(22)	0
Total Revenues	(3)			(3)						180	(99)	(104)	(33)	(10)
EXPENSES
Salaries and benefits	0			0						0	0	0	0	15
Other operating expenses	56			3						56	4	3	(2)	(19)
Depreciation expense	0			0						0	0	0	0	0
Amortization of intangible assets	2			4						4	6	12	6	0
Goodwill impairment charge												0
Net (loss) gain on disposal of operations	(3)			7						(3)	23	25	(3)	(5)
Total expenses	55			14						57	33	40	1	(9)
OPERATING (LOSS) INCOME	52			11						237	(66)	(64)	(32)	(19)
Investment income from Group undertakings	(166)			(178)						(355)	(330)	(1,558)	(625)	(2,991)
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs													0
Interest expense	152			151						296	299	586	620	788
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	38			(16)						178	(97)	(1,036)	(37)	(2,222)
Income taxes	6			(6)						4	(7)	3	2	1
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	44			(22)						182	(104)	(1,033)	(35)	(2,221)
Interest in earnings of associates, net of tax	2			2						4	4	9	8	7
EQUITY ACCOUNT FOR SUBSIDIARIES	(258)			(233)						(768)	(693)	1,759	(248)	432
(LOSS) INCOME FROM CONTINUING OPERATIONS				(253)							(793)	735	(275)	(1,782)
Discontinued operations, net of tax				0							0	0	0	0
NET INCOME (LOSS)	(212)			(253)						(582)	(793)	735	(275)	(1,782)
Less: net income attributable to noncontrolling interests	0			0						0	0	0	0	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ (212)			$ (253)						$ (582)	$ (793)	$ 735	$ (275)	$ (1,782)